Statements of Changes in Net Assets - USD ($)	3 Months Ended	4 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
Statement Of Changes In Net Assets [Line Items]
Net assets, beginning of period	$ 2,432,909	$ 0
Net investment loss	(11,531)	(11,541)
Net realized gain (loss) from gold sold to pay expenses	(384)	(384)
Net change in unrealized appreciation (depreciation) on investment in gold	(2,355,378)	(2,422,459)
Net increase (decrease) in net assets resulting from operations	(2,367,293)	(2,434,384)
Capital Share Transactions:
Contributions for Shares issued	41,330,012	43,830,012
Distributions for Shares redeemed	0	0
Net increase in net assets from capital share transactions	41,330,012	43,830,012
Net assets, end of period	$ 41,395,628	$ 41,395,628